Contingent liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Schedule of Estimated Based on Contractual Obligations	At June 30, 2026 and at the date of these financial statements, the Group had capital commitments relating to the construction of the Seneffe (Brussels South) manufacturing facility and the purchase of isotope raw materials from a vendor over a three-year period.

	Due < 1 year	Due > 1 year	1.
	US$'000	US$'000	1.
As at June 30, 2026
Capital commitments	42,665	6,410
R&D commitments	53,234	13,309
	95,899	19,719

As at December 31, 2025
Capital commitments	35,822	11,367
R&D commitments	30,402	7,601
	66,224	18,968